Income taxes (Details 1) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Current and deferred tax relating to items charged or credited directly to equity [abstract]
Tax effect on changes in fair value of other investments	₨ 1,370	₨ (499)	₨ (88)
Tax effect on foreign currency translation differences	(17)	148	(62)
Tax effect on effective portion of change in fair value of cash flow hedges	41	(60)	(23)
Tax effect on actuarial gains/losses on defined benefit obligations	(12)	14	64
Current and deferred tax relating to items credited (charged) directly to equity	₨ 1,382	₨ (397)	₨ (109)